6. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Commitments And Contingencies Details Narrative
Rent expense	$ 3,843	$ 9,441